Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 540	$ 757
Accounts receivable (Note 9)	699	722
Due from related parties (Note 29)	284	326
Other current assets (Note 10)	303	184
Total current assets	1,826	1,989
Property, plant and equipment (Note 11)	23,842	22,631
Other long-term assets:
Regulatory assets (Note 13)	3,561	4,571
Deferred income tax assets (Note 7)	118	124
Intangible assets (Note 12)	570	514
Goodwill (Note 4)	373	373
Other assets (Note 14)	93	92
Total other long-term assets	4,715	5,674
Total assets	30,383	30,294
Current liabilities:
Short-term notes payable (Note 17)	1,045	800
Long-term debt payable within one year (includes $nil measured at fair value; 2020 - $303) (Notes 17, 18)	603	806
Accounts payable and other current liabilities (Note 15)	1,064	1,044
Due to related parties (Note 29)	266	329
Total current liabilities	2,978	2,979
Long-term liabilities:
Long-term debt (Notes 17, 18)	13,017	12,726
Regulatory liabilities (Note 13)	362	231
Deferred income tax liabilities (Note 7)	367	56
Other long-term liabilities (Note 16)	2,683	3,674
Total long-term liabilities	16,429	16,687
Total liabilities	19,407	19,666
Contingencies and Commitments (Notes 31, 32)
Subsequent Events (Note 34)
Noncontrolling interest subject to redemption (Note 28)	20	22
Equity
Common shares (Note 24)	5,688	5,678
Additional paid-in capital (Note 27)	38	47
Retained earnings	5,174	4,838
Accumulated other comprehensive loss	(12)	(29)
Hydro One shareholders’ equity	10,888	10,534
Noncontrolling interest (Note 28)	68	72
Total equity	10,956	10,606
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 30,383	$ 30,294